Retirement benefit obligations - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Discount rate (in percent)	5.57%	5.55%
Retail Price Index (RPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Prices index (in percent)	2.65%	2.97%
Consumer Price Index (CPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Prices index (in percent)	2.13%	2.52%
Increase of 0.25% | Inflation (including pension increases)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible increase in actuarial assumption	£ 27	£ 28
Increase (decrease) in the net defined benefit pension scheme liability	(455)	(484)
Increase of 0.25% | Actuarial assumption of discount rates
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible increase in actuarial assumption	(46)	(51)
Increase (decrease) in the net defined benefit pension scheme liability	659	718
Decrease of 0.25% | Inflation (including pension increases)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible decrease in actuarial assumption	(25)	(27)
Increase (decrease) in the net defined benefit pension scheme liability	433	467
Decrease of 0.25% | Actuarial assumption of discount rates
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible decrease in actuarial assumption	45	49
Increase (decrease) in the net defined benefit pension scheme liability	(700)	(757)
Increase of one year | Expected life expectancy of members:
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible increase in actuarial assumption	45	46
Increase (decrease) in the net defined benefit pension scheme liability	(802)	(806)
Decrease of one year | Expected life expectancy of members:
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in income statement charge due to reasonably possible decrease in actuarial assumption	(47)	(47)
Increase (decrease) in the net defined benefit pension scheme liability	£ 827	£ 830